Taxes (Details) - Schedule of Valuation Allowance - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Valuation Allowance [Abstract]
Balance at beginning of the year	$ 406,760	$ 576,432
Current period (reversal)	(8,101)	(169,672)
Balance at end of the year	$ 398,659	$ 406,760